Finance Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2025	$ 344,838
2026	656,527
Total lease payments	1,001,365
Less: interest	(45,662)
Present value of finance lease liabilities	955,703
Finance lease liabilities, current	955,703	$ 1,603,694
Finance lease liabilities, non-current		$ 629,053